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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number  811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the quarter ended July 31, 2009. These series have October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS 87.0%
CONSUMER DISCRETIONARY 8.2%
Automobiles 0.8%
Astra International	Indonesia	1,430,000	$4,221,562

Diversified Consumer Services 0.8%
New Oriental Education & Technology Group, Inc., ADR *	Cayman Islands	61,200	4,498,200

Hotels, Restaurants & Leisure 1.6%
Genting Berhad	Malaysia	2,758,500	5,090,206
Resorts World Berhad	Malaysia	4,700,000	3,922,782

			9,012,988

Household Durables 0.5%
Brascan Residential Properties	Brazil	908,956	2,898,721

Media 2.7%
Astro All Asia Networks plc	United Kingdom	2,311,500	2,270,487
Grupo Televisa SA de CV, ADR	Mexico	710,100	12,845,709

			15,116,196

Multiline Retail 1.3%
Lojas Americanas SA	Brazil	650,000	3,658,046
Lojas Renner SA	Brazil	260,000	3,818,304

			7,476,350

Textiles, Apparel & Luxury Goods 0.5%
Texwinca Holdings, Inc.	Bermuda	3,350,000	2,623,789

CONSUMER STAPLES 10.8%
Beverages 4.6%
Anadolu Efes Biracilik ve Malt Sanayi AS	Turkey	380,000	4,081,716
Companhia de Bebidas das Americas, ADR	Brazil	35,000	2,461,550
Fomento Economico Mexicano SAB de CV, Ser. B, ADR	Mexico	61,200	2,362,320
Lotte Chilsung Beverage Co., Ltd.	South Korea	5,500	3,551,132
Thai Beverage plc +	Thailand	40,000,000	5,975,749
Tsingtao Brewery Co., Ltd.	China	2,134,000	7,420,765

			25,853,232

Food & Staples Retailing 0.9%
C.P. 7-Eleven Public Co., Ltd.	Thailand	10,313,200	5,061,136
Food Products 2.8%
Astra Argo Lestari	Indonesia	1,368,500	2,661,164
Lotte Confectionery Co., Ltd.	South Korea	6,700	5,706,074
Tiger Brands, Ltd.	South Africa	275,000	5,563,789
Universal Robina Corp.	Philippines	10,500,000	1,943,635

			15,874,662

Household Products 0.9%
BaWang International Holding, Ltd. *	Cayman Islands	2,500,000	1,064,509
Hindustan Unilever, Ltd.	India	600,000	3,616,267

			4,680,776

Tobacco 1.6%
Gudang Garam	Indonesia	4,000,000	5,682,620
KT&G Corp.	South Korea	60,000	3,483,146

			9,165,766

ENERGY 10.9%
Oil, Gas & Consumable Fuels 10.9%
CNOOC, Ltd., ADR	Hong Kong	40,000	5,333,200
Gazprom OAO, ADR *	Russia	420,000	8,673,000
Lukoil Holdings, ADS	Russia	137,000	6,850,000
Oil & Natural Gas Corp., Ltd.	India	180,000	4,392,075
PetroChina Co., Ltd., ADR	China	56,500	6,652,875

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Petroleo Brasileiro SA, ADR	Brazil	210,000	$7,077,000
Petroleo Brasileiro SA, ADR – Frankfurt Exchange	Brazil	140,000	5,773,600
PTT Exploration & Production plc	Thailand	750,000	3,041,434
PTT Public Co.	Thailand	400,000	2,821,040
Reliance Industries, Ltd., GDR * 144A	India	8,000	648,000
Reliance Industries, Ltd., GDR *	India	42,000	3,402,000
Sasol, Ltd., ADR	South Africa	190,000	6,786,800

			61,451,024

FINANCIALS 13.1%
Commercial Banks 9.1%
Banco Bradesco SA, ADR	Brazil	157,500	2,483,775
Banco do Brasil SA	Brazil	455,000	5,765,081
Bangkok Bank	Thailand	700,000	2,314,135
Bank Hapoalim, Ltd. *	Israel	1,350,000	4,443,624
First Financial Holding Co., Ltd.	Taiwan	4,894,584	3,013,612
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	1,596,036	3,954,747
ICICI Bank, Ltd., ADR	India	282,100	8,843,835
KB Financial Group, Inc. *	South Korea	52,687	2,277,870
KB Financial Group, Inc., ADS *	South Korea	130,000	5,578,300
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,703,411
Sberbank	Russia	3,953,000	5,415,610
Shinhan Financial Group Corp., Ltd. *	South Korea	49,955	1,692,011
Standard Bank Group, Ltd.	South Africa	285,560	3,436,288

			50,922,299

Diversified Financial Services 1.7%
Ayala Corp.	Philippines	403,243	2,516,075
Yuanta Financial Holding Co., Ltd.	Taiwan	9,640,500	6,934,766

			9,450,841

Insurance 1.2%
Cathay Financial Holding Co., Ltd. *	Taiwan	4,530,343	6,959,561

Real Estate Management & Development 1.1%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	205,000	1,189,000
KLCC Property Holdings	Malaysia	3,387,900	3,039,252
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	258,900	2,136,974

			6,365,226

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	5,334,000

INDUSTRIALS 5.6%
Air Freight & Logistics 0.7%
Sinotrans, Ltd.	China	15,000,000	3,793,524

Commercial Services & Supplies 0.4%
104 Corp. +	Taiwan	1,079,000	2,315,338

Industrial Conglomerates 2.2%
Far Eastern Textile, Ltd.	Taiwan	4,660,572	5,256,070
Sime Darby Berhad	Malaysia	2,386,237	5,588,774
SM Investments Corp.	Philippines	218,216	1,497,739

			12,342,583

Machinery 0.5%
First Tractor Co., Ltd.	China	4,500,000	1,631,602
Tata Motors, Ltd., ADR	India	100,000	1,055,000

			2,686,602

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services 0.5%
51job, Inc., ADR * +	Cayman Islands	250,696	$2,815,316

Transportation Infrastructure 1.3%
Sichuan Expressway Co., Ltd. *	China	18,000,000	7,710,918

INFORMATION TECHNOLOGY 13.8%
Computers & Peripherals 1.0%
ASUSTeK Computer, Inc.	Taiwan	2,309,382	3,660,323
Avermedia Technologies, Inc.	Taiwan	1,576,887	1,874,500

			5,534,823

Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	445,432	1,534,193
Johnson Electrical Holdings, Inc.	Bermuda	7,000,000	2,077,406

			3,611,599

Internet Software & Services 3.1%
KTHitel Co., Ltd. *	South Korea	250,000	1,402,459
SINA Corp. *	Cayman Islands	478,600	15,879,948

			17,282,407

IT Services 1.6%
Infosys Technologies, Ltd., ADR	India	120,000	5,163,600
Redecard SA	Brazil	240,000	3,569,610

			8,733,210

Semiconductors & Semiconductor Equipment 7.5%
MediaTek, Inc.	Taiwan	200,379	2,879,746
Realtek Semiconductor Corp.	Taiwan	1,537,450	3,725,532
Samsung Electronics Co., Ltd.	South Korea	34,500	20,337,079
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,068,223	5,508,362
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	335,675	3,514,517
United Microelectronics Corp.	Taiwan	14,077,092	6,243,041

			42,208,277

MATERIALS 7.5%
Chemicals 0.5%
ICL-Israel Chemicals, Ltd.	Israel	230,000	2,662,066

Construction Materials 1.3%
Pretoria Portland Cement Co., Ltd.	South Africa	930,724	3,483,019
Ultratech Cement, Ltd.	India	250,000	4,128,780

			7,611,799

Metals & Mining 5.7%
Anglo Platinum, Ltd.	South Africa	73,405	5,245,241
AngloGold Ashanti, Ltd., ADR	South Africa	73,367	2,875,986
Compania de Minas Buenaventura SA, ADR	Peru	150,000	3,907,500
Gold Fields, Ltd., ADR	South Africa	330,000	3,979,800
Grupo Mexico SA de CV	Mexico	1,733,931	2,467,856
Impala Platinum Holdings, Ltd.	South Africa	229,904	5,569,543
Vale SA, ADR	Brazil	394,236	7,778,276

			31,824,202

TELECOMMUNICATION SERVICES 15.7%
Diversified Telecommunication Services 5.0%
China Telecom Corp., Ltd.	China	10,504,000	5,502,705
China Unicom, Ltd.	Hong Kong	1,734,199	2,506,181
Chunghwa Telecom Co., Ltd., ADR	Taiwan	66,000	1,152,360
KT Corp., ADR	South Korea	596,500	9,579,790
PT Telekomunikasi Indonesia, ADR	Indonesia	128,164	4,526,753

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telefonica de Argentina SA, ADR * +	Argentina	46,400	$487,200
Telekomunikacja Polska SA	Poland	850,000	4,350,733

			28,105,722

Wireless Telecommunication Services 10.7%
America Movil SA de CV, Ser. L, ADR	Mexico	235,000	10,107,350
Bharti Airtel, Ltd.	India	500,000	4,285,714
China Mobile, Ltd.	Hong Kong	700,000	7,370,275
China Mobile, Ltd., ADR	Hong Kong	110,500	5,797,935
Mobile TeleSystems, ADR	Russia	165,000	6,928,350
MTN Group, Ltd.	South Africa	334,932	5,524,651
SK Telecom Co., Ltd.	South Korea	13,720	2,072,187
SK Telecom Co., Ltd., ADR	South Korea	411,119	6,919,133
Tim Participacoes SA *	Brazil	885,363	2,624,176
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	528,470	8,339,257

			59,969,028

UTILITIES 0.5%
Electric Utilities 0.5%
Korea Electric Power Corp. *	South Korea	106,000	2,873,962

Total Common Stocks (cost $420,620,420)			489,047,705

PREFERRED STOCKS 2.7%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	487,500

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	3,357,363

INDUSTRIALS 0.5%
Road & Rail 0.5%
All America Latina Logistica, Var. Rate Pfd.	Brazil	450,000	2,841,217

MATERIALS 1.0%
Metals & Mining 1.0%
Vale SA, ADR, Var. Rate Pfd.	Brazil	310,000	5,332,000

UTILITIES 0.5%
Electric Utilities 0.5%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	220,000	3,042,208

Total Preferred Stocks (cost $10,475,884)			15,060,288

RIGHTS 0.0%
FINANCIALS 0.0%
Commercial Banks 0.0%
KB Financial Group, Inc., Expiring 08/27/2009 * ☐	South Korea	4,092	57,472
KB Financial Group, Inc., Expiring 08/27/2009 *	South Korea	10,101	136,364

Total Rights (cost $0)			193,836

SHORT-TERM INVESTMENTS 9.2%
MUTUAL FUND SHARES 9.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø (cost $51,687,677)	United States	51,687,677	51,687,677

Total Investments (cost $482,783,981) 98.9%			555,989,506
Other Assets and Liabilities 1.1%			6,065,344

Net Assets 100.0%			$562,054,850

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

*	Non-income producing security
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

South Korea	13.0%
Brazil	12.8%
Taiwan	10.8%
South Africa	8.4%
India	7.1%
China	6.5%
Mexico	6.3%
Russia	5.6%
Cayman Islands	4.8%
Hong Kong	4.2%
Thailand	3.8%
Malaysia	3.4%
Indonesia	3.4%
Israel	2.5%
Turkey	2.5%
Philippines	1.5%
Bermuda	0.9%
Poland	0.9%
Peru	0.8%
United Kingdom	0.5%
Argentina	0.3%

100.0%

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $485,346,069. The gross unrealized appreciation and depreciation on securities based on tax cost was $110,977,798 and $40,334,361, respectively, with a net unrealized depreciation of $70,643,437.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$489,047,705	$0	$0	$489,047,705
Preferred stocks	15,060,288	0	0	15,060,288
Rights	136,364	57,472	0	193,836
Short-term investments	51,687,677	0	0	51,687,677

	$555,932,034	$57,472	$0	$555,989,506

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.2%
Aisin Seiki Co., Ltd.	Japan	3,900	$100,359

Automobiles 1.7%
Daimler AG	Germany	3,516	162,718
Nissan Motor Co., Ltd.	Japan	34,000	247,567
Toyota Motor Corp.	Japan	16,100	678,880

			1,089,165

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	United States	3,125	215,750

Hotels, Restaurants & Leisure 1.1%
Compass Group plc *	United Kingdom	50,496	272,032
Darden Restaurants, Inc. *	United States	1,903	61,638
McDonald’s Corp.	United States	4,420	243,365
OPAP SA *	Greece	4,948	118,833

			695,868

Household Durables 0.6%
Makita Corp.	Japan	11,000	273,183
Newell Rubbermaid, Inc.	United States	11,541	148,533

			421,716

Media 2.6%
DISH Network Corp., Class A *	United States	3,679	62,359
Omnicom Group, Inc.	United States	4,806	163,404
Reed Elsevier NV *	Netherlands	10,157	106,462
Singapore Press Holdings, Ltd.	Singapore	88,000	219,519
Thomson Reuters Corp. *	Canada	8,000	258,362
Time Warner Cable, Inc.	United States	2,030	67,112
Time Warner, Inc.	United States	8,088	215,626
Viacom, Inc., Class B *	United States	3,964	91,806
Vivendi SA	France	15,971	410,311
Walt Disney Co. *	United States	3,437	86,337

			1,681,298

Multiline Retail 1.1%
Macy’s, Inc.	United States	10,919	151,883
Marks & Spencer Group plc	United Kingdom	34,679	200,291
Marui Group Co., Ltd.	Japan	10,000	71,757
PPR SA	France	871	97,068
Target Corp.	United States	5,230	228,133

			749,132

Specialty Retail 1.3%
Aoyama Trading Co., Ltd.	Japan	12,000	202,906
AutoZone, Inc. *	United States	1,624	249,398
Best Buy Co., Inc.	United States	2,763	103,253
GameStop Corp., Class A *	United States	3,771	82,547
Home Depot, Inc. *	United States	7,008	181,788

			819,892

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	United States	4,562	258,392
Yue Yuen Industrial Holdings, Ltd.	Bermuda	61,000	165,683

			424,075

CONSUMER STAPLES 10.1%
Beverages 2.2%
Asahi Breweries, Ltd. *	Japan	15,000	238,573
Carlsberg AS, Class B	Denmark	2,326	161,382

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Beverages continued
Coca-Cola Co. *	United States	4,445	$221,539
Coca-Cola Enterprises, Inc.	United States	12,369	232,414
Dr. Pepper Snapple Group, Inc. *	United States	5,838	143,673
PepsiCo, Inc.	United States	4,135	234,661
SABMiller plc	United Kingdom	8,454	195,872

			1,428,114

Food & Staples Retailing 1.9%
CVS Caremark Corp. *	United States	6,517	218,189
Koninklijke Ahold NV	Netherlands	14,110	160,466
Kroger Co.	United States	12,332	263,658
Wal-Mart Stores, Inc.	United States	11,916	594,370

			1,236,683

Food Products 3.1%
Archer Daniels Midland Co. *	United States	8,509	256,291
Bunge, Ltd.	Bermuda	2,385	166,879
ConAgra Foods, Inc.	United States	9,801	192,394
Dean Foods Co. *	United States	4,910	104,043
Nestle SA	Switzerland	21,421	881,575
Parmalat SpA	Italy	79,944	199,744
Unilever plc *	United Kingdom	9,043	238,673

			2,039,599

Household Products 1.3%
Kao Corp. *	Japan	6,000	136,010
Procter & Gamble Co.	United States	7,865	436,586
Reckitt Benckiser Group plc	United Kingdom	5,068	243,478

			816,074

Tobacco 1.6%
Altria Group, Inc.	United States	11,341	198,808
British American Tobacco plc	United Kingdom	17,752	550,968
Philip Morris International, Inc.	United States	6,095	284,027

			1,033,803

ENERGY 11.0%
Energy Equipment & Services 1.1%
ENSCO International, Inc. *	United States	4,374	165,731
Noble Corp.	Switzerland	8,793	297,731
Seadrill, Ltd.	Bermuda	6,583	105,681
Technip SA	France	2,967	179,389

			748,532

Oil, Gas & Consumable Fuels 9.9%
Apache Corp. *	United States	3,542	297,351
BP plc	United Kingdom	65,621	545,014
Chevron Corp.	United States	9,511	660,729
ConocoPhillips	United States	7,261	317,378
El Paso Corp.	United States	13,495	135,760
EnCana Corp. *	Canada	9,500	509,548
ENI SpA	Italy	31,899	742,454
Exxon Mobil Corp.	United States	15,852	1,115,822
Marathon Oil Corp.	United States	7,319	236,038
Nexen, Inc.	Canada	9,000	186,558
OMV AG	Austria	4,151	164,772
Petro-Canada	Canada	10,000	412,996
Plains Exploration & Production Co. *	United States	5,006	143,422

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Repsol YPF SA	Spain	10,984	$255,028
Royal Dutch Shell plc, Class B	United Kingdom	18,461	479,225
StatoilHydro ASA *	Norway	9,979	213,273

			6,415,368

FINANCIALS 19.1%
Capital Markets 2.7%
Ameriprise Financial, Inc.	United States	2,260	62,828
Bank of New York Mellon Corp. *	United States	7,111	194,415
BlackRock, Inc. *	United States	694	132,235
Credit Suisse Group AG	Switzerland	1,575	74,428
Daiwa Securities Group, Inc.	Japan	29,300	173,400
Deutsche Bank AG *	Germany	5,694	368,370
Goldman Sachs Group, Inc.	United States	2,357	384,898
Morgan Stanley	United States	2,525	71,962
State Street Corp.	United States	3,393	170,668
TD Ameritrade Holding Corp. *	United States	7,522	139,458

			1,772,662

Commercial Banks 8.5%
Australia & New Zealand Banking Group, Ltd. *	Australia	26,202	406,067
Banco Santander SA *	Spain	26,088	377,781
Barclays plc	United Kingdom	34,792	175,692
BNP Paribas SA	France	7,268	529,867
BOC Hong Kong Holdings, Ltd. *	Hong Kong	135,000	287,418
Canadian Imperial Bank of Commerce *	Canada	3,050	187,742
Credit Agricole SA	France	6,616	94,439
Dexia SA *	Belgium	17,956	141,041
Hang Seng Bank, Ltd.	Hong Kong	13,700	222,557
HSBC Holdings plc *	United Kingdom	54,628	552,767
Intesa Sanpaolo SpA *	Italy	50,752	143,227
Lloyds TSB Group plc	United Kingdom	24,472	34,747
Mitsubishi UFJ Financial Group, Inc.	Japan	28,000	167,482
Mizuho Financial Group, Inc.	Japan	24,000	54,531
National Bank of Canada	Canada	6,000	323,658
Nordea Bank AB *	Sweden	29,724	288,343
Royal Bank of Canada *	Canada	10,500	499,828
Royal Bank of Scotland Group plc *	United Kingdom	106,342	79,662
Sumitomo Mitsui Financial Group, Inc.	Japan	2,600	111,281
Sumitomo Trust & Banking Co., Ltd.	Japan	48,000	262,764
Wells Fargo & Co. °	United States	22,284	545,067

			5,485,961

Diversified Financial Services 1.7%
Bank of America Corp.	United States	23,951	354,236
ING Groep NV	Netherlands	16,321	209,314
JPMorgan Chase & Co.	United States	14,668	566,918

			1,130,468

Insurance 4.6%
ACE, Ltd.	Switzerland	6,571	322,373
Aegon NV *	Netherlands	18,468	135,771
AFLAC, Inc.	United States	5,462	206,791
Allianz SE	Germany	1,103	108,790
Aviva plc	United Kingdom	33,715	197,540
AXA SA	France	11,794	249,292
CNP Assurances	France	2,667	243,700

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	1,992	$301,210
Old Mutual plc	United Kingdom	165,807	265,395
PartnerRe, Ltd.	Bermuda	1,606	110,155
QBE Insurance Group, Ltd.	Australia	8,402	137,027
Suncorp-Metway, Ltd.	Australia	28,107	166,902
Tokio Marine Holdings, Inc.	Japan	7,300	212,153
Travelers Companies, Inc.	United States	5,761	248,126
Unum Group *	United States	3,248	60,965

			2,966,190

Real Estate Investment Trusts (REITs) 1.1%
Corio NV	Netherlands	4,633	256,741
Host Hotels & Resorts, Inc.	United States	14,677	133,267
Japan Retail Fund Investment Group	Japan	15	75,297
Nippon Building Fund, Inc.	Japan	15	134,742
Simon Property Group, Inc.	United States	1,986	110,660

			710,707

Real Estate Management & Development 0.5%
Wharf Holdings, Ltd.	Hong Kong	71,000	334,385

HEALTH CARE 10.5%
Biotechnology 0.9%
Amgen, Inc. *	United States	7,263	452,557
Genzyme Corp. *	United States	2,876	149,236

			601,793

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	United States	6,869	387,206
Becton, Dickinson & Co.	United States	2,239	145,871
Smith & Nephew plc	United Kingdom	26,946	214,032
St. Jude Medical, Inc. *	United States	4,306	162,379

			909,488

Health Care Providers & Services 1.0%
Humana, Inc. *	United States	4,216	138,496
McKesson Corp.	United States	3,835	196,160
WellPoint, Inc. *	United States	6,004	316,050

			650,706

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. *	United States	4,461	201,994

Pharmaceuticals 6.9%
AstraZeneca plc	United Kingdom	10,450	489,297
Eli Lilly & Co.	United States	10,222	356,646
Forest Laboratories, Inc. *	United States	7,865	203,153
GlaxoSmithKline plc *	United Kingdom	17,875	343,083
Johnson & Johnson	United States	13,281	808,680
Novartis AG	Switzerland	9,932	454,847
Pfizer, Inc. *	United States	34,608	551,305
Roche Holding AG	Switzerland	1,757	277,036
Sanofi-Aventis SA	France	8,043	526,871
Takeda Pharmaceutical Co., Ltd.	Japan	10,700	433,089

			4,444,007

INDUSTRIALS 9.5%
Aerospace & Defense 2.0%
BAE Systems plc *	United Kingdom	47,612	244,168
Bombardier, Inc.	Canada	42,000	148,935

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
General Dynamics Corp.	United States	4,518	$250,252
L-3 Communications Holdings, Inc.	United States	4,556	343,978
Northrop Grumman Corp.	United States	6,646	296,278

			1,283,611

Commercial Services & Supplies 0.3%
Pitney Bowes, Inc. *	United States	2,316	47,826
Securitas AB	Sweden	14,983	141,192

			189,018

Construction & Engineering 1.1%
Foster Wheeler, Ltd. *	Switzerland	3,425	79,118
Hochtief AG	Germany	1,212	72,761
KBR, Inc.	United States	3,991	84,569
Skanska AB, B Shares *	Sweden	18,661	261,838
Vinci SA	France	4,873	248,023

			746,309

Electrical Equipment 0.5%
Alstom SA	France	2,237	153,585
Mitsubishi Electric Corp.	Japan	22,000	161,353

			314,938

Industrial Conglomerates 1.7%
General Electric Co.	United States	27,614	370,027
Koninklijke Philips Electronics NV	Netherlands	10,708	244,194
Siemens AG *	Germany	4,072	325,014
Tyco International, Ltd.	Switzerland	4,754	143,666

			1,082,901

Machinery 1.3%
AGCO Corp. *	United States	3,117	98,061
Amada Co., Ltd. *	Japan	28,000	178,135
Caterpillar, Inc.	United States	2,694	118,698
Flowserve Corp.	United States	1,728	139,570
MAN SE	Germany	2,780	192,173
Wartsila Oyj	Finland	2,519	90,117

			816,754

Marine 0.3%
Nippon Yusen Kabushiki Kaisha	Japan	23,000	98,441
Pacific Basin Shipping, Ltd.	Bermuda	173,000	130,810

			229,251

Professional Services 0.4%
Experian plc	United Kingdom	19,235	158,728
Manpower, Inc. *	United States	2,637	126,444

			285,172

Road & Rail 0.9%
CSX Corp.	United States	8,809	353,417
Nippon Express Co., Ltd.	Japan	30,000	137,913
Norfolk Southern Corp.	United States	2,705	116,991

			608,321

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd. *	Japan	26,000	326,150
Sumitomo Corp. *	Japan	32,000	316,872

			643,022

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 12.1%
Communications Equipment 0.9%
Cisco Systems, Inc. *	United States	16,273	$358,169
Nokia Corp.	Finland	6,194	82,456
QUALCOMM, Inc. *	United States	2,843	131,375

			572,000

Computers & Peripherals 3.6%
Apple, Inc. *	United States	2,798	457,165
Hewlett-Packard Co.	United States	14,124	611,569
International Business Machines Corp.	United States	7,333	864,781
Western Digital Corp. *	United States	6,480	196,020
Wincor Nixdorf AG *	Germany	3,561	191,143

			2,320,678

Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc. *	United States	3,669	94,550
Flextronics International, Ltd. *	Singapore	19,463	103,543
Jabil Circuit, Inc.	United States	10,740	98,379

			296,472

Internet Software & Services 1.5%
eBay, Inc. *	United States	8,914	189,422
Google, Inc., Class A *	United States	595	263,615
Open Text Corp. *	Canada	5,200	197,091
Tencent Holdings, Ltd.	Cayman Islands	24,000	324,230

			974,358

IT Services 1.7%
Accenture, Ltd., Class A	Bermuda	8,793	308,370
Capgemini SA	France	3,942	182,012
Computer Sciences Corp. *	United States	3,970	191,235
Fujitsu, Ltd.	Japan	43,000	282,653
Logica plc	United Kingdom	102,655	173,624

			1,137,894

Office Electronics 0.6%
Canon, Inc.	Japan	8,200	305,902
Xerox Corp. *	United States	7,204	59,001

			364,903

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp. *	United States	21,918	421,921
National Semiconductor Corp.	United States	8,360	125,902

			547,823

Software 2.5%
Microsoft Corp.	United States	32,308	759,884
Nintendo Co., Ltd. *	Japan	660	178,488
Oracle Corp. *	United States	25,919	573,588
Symantec Corp. *	United States	7,027	104,913

			1,616,873

MATERIALS 7.0%
Chemicals 2.1%
Agrium, Inc. *	Canada	2,500	114,899
Air Products & Chemicals, Inc. *	United States	2,744	204,702
BASF SE	Germany	10,560	529,199
Eastman Chemical Co. *	United States	2,331	115,758
Monsanto Co. *	United States	2,660	223,440
Syngenta AG	Switzerland	718	165,685

			1,353,683

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.3%
Owens-Illinois, Inc. *	United States	5,617	$190,641

Metals & Mining 4.2%
Alumina, Ltd.	Australia	89,928	128,611
Anglo American plc	United Kingdom	8,369	269,814
BHP Billiton plc	United Kingdom	29,243	763,509
Freeport-McMoRan Copper & Gold, Inc.	United States	3,966	239,150
JFE Holdings, Inc. *	Japan	7,500	301,982
Kobe Steel, Ltd.	Japan	119,000	230,140
Salzgitter AG	Germany	1,554	157,591
Teck Cominco, Ltd. *	Canada	9,400	247,380
ThyssenKrupp AG	Germany	8,174	251,649
Xstrata plc	United Kingdom	7,740	104,494

			2,694,320

Paper & Forest Products 0.4%
Svenska Cellulosa AB	Sweden	21,865	281,039

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	United States	23,995	629,389
France Telecom	France	14,006	349,547
Nippon Telegraph & Telephone Corp.	Japan	4,800	198,341
Telefonica SA *	Spain	23,975	596,464
Telus Corp.	Canada	6,240	172,328
Verizon Communications, Inc.	United States	8,269	265,187

			2,211,256

Wireless Telecommunication Services 1.8%
NTT DoCoMo, Inc. *	Japan	201	291,437
Rogers Communications, Inc., Class B	Canada	3,500	97,243
Sprint Nextel Corp. *	United States	20,076	80,304
Vodafone Group plc	United Kingdom	333,788	684,146

			1,153,130

UTILITIES 4.3%
Electric Utilities 2.8%
Cheung Kong Infrastructure Holdings, Ltd.	Bermuda	52,000	189,212
E.ON AG	Germany	11,733	444,164
Edison International	United States	7,445	240,622
Enel SpA	Italy	68,872	374,247
Kyushu Electric Power Co., Inc.	Japan	12,100	260,861
Mirant Corp. *	United States	9,742	175,941
Pepco Holdings, Inc.	United States	8,692	124,991

			1,810,038

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	United States	18,329	234,428

Multi-Utilities 1.2%
A2A SpA	Italy	38,434	70,009
CenterPoint Energy, Inc.	United States	24,296	292,767
GDF Suez	France	5,554	212,191
RWE AG	Germany	2,164	182,748

			757,715

Total Common Stocks (cost $70,723,649)			63,840,337

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 0.3%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd. (cost $288,582)	Germany	3,644	$206,609

		Principal	Value

SHORT-TERM INVESTMENTS 1.2%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.16%, 09/17/2009 ß ƒ	United States	$50,000	49,990
0.17%, 10/01/2009 ß ƒ	United States	60,000	59,985

			109,975

		Shares	Value

MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø	United States	639,809	639,809

Total Short-Term Investments (cost $749,784)			749,784

Total Investments (cost $71,762,015) 99.8%			64,796,730
Other Assets and Liabilities 0.2%			154,845

Net Assets 100.0%			$64,951,575

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At July 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $759,292 and earned $1,114 of income for the period from November 1, 2008 to July 31, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United States	42.8%
United Kingdom	11.7%
Japan	10.7%
Germany	5.5%
France	5.4%
Canada	5.2%
Switzerland	4.2%
Italy	2.4%
Spain	1.9%
Bermuda	1.8%
Netherlands	1.7%
Sweden	1.5%
Australia	1.3%
Hong Kong	1.3%
Cayman Islands	0.5%
Singapore	0.5%
Austria	0.3%
Denmark	0.3%
Finland	0.3%
Norway	0.3%
Belgium	0.2%
Greece	0.2%

100.0%

8

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2009	Unrealized Gain (Loss)

September 2009	9 S&P 500 Index E-mini	$416,002	$442,980	$26,978
September 2009	2 DJ Euro Stoxx 50 Index	67,596	75,142	7,546
September 2009	3 FTSE 100 Index	218,426	229,319	10,893

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $71,770,796. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,303,902 and $14,277,968, respectively, with a net unrealized depreciation of $6,974,066.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$63,840,337	$0	$0	$63,840,337
Preferred stocks	206,609	0	0	206,609
Debt securities issued by U.S. Treasury and U.S. government agencies	109,975	0	0	109,975
Short-term investments	639,809	0	0	639,809

	$64,796,730	$0	$0	$64,796,730

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$45,417	$0	$0	$45,417

*	Other financial instruments include futures, contracts.

10

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 16.8%
Auto Components 1.2%
Brembo SpA	Italy	96,647	$651,906
Compagnie Generale des Etablissements Michelin, Class B *	France	19,707	1,422,957
Stanley Electric Co., Ltd.	Japan	81,100	1,683,280

			3,758,143

Automobiles 1.2%
Peugeot SA	France	90,367	2,740,864
Renault SA	France	23,494	1,001,901

			3,742,765

Distributors 0.7%
Inchcape plc	United Kingdom	3,186,278	1,463,693
Kloeckner & Co., SE	Germany	32,166	827,982

			2,291,675

Hotels, Restaurants & Leisure 1.5%
Groupe Flo +	France	164,541	703,561
Shangri-La Asia, Ltd.	Bermuda	237,100	376,298
Wendy’s/Arby’s Group, Inc.	United States	770,929	3,530,855

			4,610,714

Household Durables 4.2%
Blyth, Inc.	United States	16,623	705,314
Bovis Homes Group plc	United Kingdom	130,131	1,004,283
Haseko Corp. *	Japan	2,826,000	2,687,873
Makita Corp.	Japan	30,300	752,497
Persimmon plc	United Kingdom	100,912	758,980
Snap-On, Inc.	United States	205,850	7,334,435

			13,243,382

Internet & Catalog Retail 0.5%
Rakuten, Inc.	Japan	2,461	1,581,282

Leisure Equipment & Products 0.1%
Nikon Corp.	Japan	19,000	381,908

Media 4.5%
CyberAgent, Inc.	Japan	1,100	1,040,423
McGraw-Hill Cos.	United States	79,200	2,482,920
Scripps Networks Interactive, Inc., Class A	United States	125,400	4,047,912
Teleperformance	France	16,932	535,756
Toho Co., Ltd.	Japan	31,500	560,592
Washington Post Co., Class B	United States	11,663	5,265,844

			13,933,447

Multiline Retail 0.4%
PPR SA	France	8,181	911,725
Ryohin Keikaku Co., Ltd.	Japan	9,800	407,017

			1,318,742

Specialty Retail 0.8%
Dufry AG	Switzerland	23,536	913,998
Kesa Electricals plc	United Kingdom	594,131	1,292,687
Topps Tiles plc	United Kingdom	256,790	365,684

			2,572,369

Textiles, Apparel & Luxury Goods 1.7%
adidas AG	Germany	50,800	2,146,814
Polo Ralph Lauren Corp. *	United States	35,700	2,250,885
Tod’s SpA	Italy	12,874	745,349

			5,143,048

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 3.8%
Beverages 0.7%
Anadolu Efes Biracilik ve Malt Sanayi AS	Turkey	59,105	$634,868
Britvic plc *	United Kingdom	138,192	787,174
Davide Campari Milano SpA *	Italy	67,188	573,142
Laurent-Perrier	France	4,219	280,642

			2,275,826

Food Products 2.4%
Corn Products International, Inc. *	United States	90,100	2,522,800
Lotte Confectionery Co., Ltd.	South Korea	214	182,254
Sara Lee Corp.	United States	445,100	4,735,864

			7,440,918

Household Products 0.3%
Uni-Charm Corp. *	Japan	11,100	898,557

Tobacco 0.4%
Lorillard, Inc.	United States	16,700	1,231,124

ENERGY 7.3%
Energy Equipment & Services 2.3%
AMEC plc *	United Kingdom	239,809	2,824,153
Atwood Oceanics, Inc. *	United States	104,484	3,013,319
Petroleum Geo-Services	Norway	82,599	579,592
Technip SA	France	12,975	784,484

			7,201,548

Oil, Gas & Consumable Fuels 5.0%
Afren plc *	United Kingdom	2,407,850	2,222,262
China Gas Holdings, Ltd.	Hong Kong	2,636,114	710,896
Cimarex Energy Co.	United States	155,200	5,553,056
Forest Oil Corp.	United States	65,200	1,098,620
Highpine Oil & Gas, Ltd. *	Canada	320,845	1,283,678
Pacific Rubiales Energy Corp.	Canada	60,160	643,345
Premier Oil plc *	United Kingdom	51,003	1,053,899
Salamander Energy plc *	United Kingdom	323,112	1,076,786
Tullow Oil plc	United Kingdom	17,522	289,330
Whiting Petroleum Corp.	United States	41,400	1,902,744

			15,834,616

FINANCIALS 23.2%
Capital Markets 1.0%
ICAP plc	United Kingdom	310,573	2,355,337
Man Group plc	United Kingdom	196,313	907,550

			3,262,887

Commercial Banks 6.8%
BOK Financial Corp.	United States	133,497	5,592,189
Comerica, Inc.	United States	67,100	1,599,664
Cullen/Frost Bankers, Inc.	United States	56,777	2,726,999
EFG Eurobank Ergasias SA *	Greece	44,383	581,351
Erste Group Bank AG	Austria	29,605	1,033,380
First Citizens Bancshares, Inc., Class A	United States	50,639	7,192,257
KBC Group NV	Belgium	22,967	489,713
OTP Bank, Ltd.	Hungary	47,232	1,011,124
Turkiye Is Bankasi AS	Turkey	321,756	1,115,576

			21,342,253

Consumer Finance 0.6%
Orix Corp.	Japan	28,480	1,802,855

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.3%
ASX, Ltd.	Australia	15,391	$483,739
Bolsas y Mercados Espanoles SA	Spain	42,367	1,371,962
Deutsche Boerse AG	Germany	32,242	2,555,070
Hellenic Exchanges Holding SA	Greece	365,445	4,739,904
Osaka Securities Exchange Co., Ltd.	Japan	273	1,226,156

			10,376,831

Insurance 8.7%
Brown & Brown, Inc.	United States	341,600	6,551,888
Everest Re Group, Ltd.	Bermuda	57,100	4,580,562
Fidelity National Financial, Inc.	United States	250,000	3,587,500
Lancashire Holdings plc *	Bermuda	155,128	1,173,227
PartnerRe, Ltd.	Bermuda	6,850	469,842
RenaissanceRe Holdings, Ltd.	Bermuda	9,652	485,013
Scor SE	France	63,005	1,512,698
Sompo Japan Insurance, Inc.	Japan	97,000	643,762
Sony Financial Holdings, Inc.	Japan	204	628,870
T&D Holdings, Inc.	Japan	23,850	700,692
White Mountains Insurance Group, Ltd.	Bermuda	26,480	6,831,840

			27,165,894

Real Estate Investment Trusts (REITs) 1.4%
Annaly Capital Management, Inc.	United States	182,700	3,078,495
Kenedix Realty Investment Co.	Japan	339	1,135,672

			4,214,167

Real Estate Management & Development 0.6%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	197,776	1,147,101
Tokyo Tatemono Co., Ltd.	Japan	128,000	627,656

			1,774,757

Thrifts & Mortgage Finance 0.8%
People’s United Financial, Inc.	United States	158,959	2,583,084

HEALTH CARE 3.2%
Biotechnology 0.8%
Actelion, Ltd. *	Switzerland	11,173	616,337
Cephalon, Inc.	United States	19,700	1,155,405
Intercell AG *	Austria	15,299	561,059
Theratechnologies, Inc. *	Canada	116,610	243,558

			2,576,359

Health Care Equipment & Supplies 0.2%
Grifols SA	Spain	31,748	578,074

Health Care Providers & Services 0.1%
Rhoen-Klinikum AG	Germany	15,846	364,752

Pharmaceuticals 2.1%
Endo Pharmaceuticals Holdings, Inc. *	United States	176,750	3,713,518
Forest Laboratories, Inc. *	United States	109,200	2,820,636

			6,534,154

INDUSTRIALS 18.4%
Aerospace & Defense 0.1%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	19,472	379,509

Air Freight & Logistics 0.4%
Sinotrans, Ltd.	China	4,469,000	1,130,217

Airlines 0.1%
Copa Holdings SA, Class A	Panama	6,284	254,753

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.3%
Asahi Glass Co., Ltd.	Japan	221,000	$1,919,810
Nippon Sheet Glass Co., Ltd.	Japan	297,000	888,254
SIG plc	United Kingdom	341,620	694,777
Wienerberger AG	Austria	42,540	708,791

			4,211,632

Commercial Services & Supplies 2.5%
Amadeus Fire AG	Germany	10,569	184,534
Brunel International NV	Netherlands	64,375	1,468,058
CPL Resources plc +	Ireland	24,632	51,897
Eurofins Scientific SA	France	22,353	1,267,857
Kakaku.com., Inc.	Japan	328	1,320,666
Roberts Walters plc	United Kingdom	246,094	616,632
Savills plc	United Kingdom	286,704	1,600,806
Serco Group plc *	United Kingdom	194,545	1,311,285

			7,821,735

Construction & Engineering 0.8%
Ansaldo STS SpA	Italy	28,778	582,855
Hochtief AG	Germany	9,208	552,790
KBR, Inc.	United States	35,100	743,769
TAEYOUNG Engineering & Construction	South Korea	124,870	660,849

			2,540,263

Electrical Equipment 1.6%
Acuity Brands, Inc.	United States	132,600	3,913,026
Carbone Lorraine SA	France	17,321	506,590
Yingli Green Energy Holding Co., Ltd. ADR *	Cayman Islands	32,445	430,545

			4,850,161

Industrial Conglomerates 1.1%
Cookson Group plc	United Kingdom	508,494	2,643,801
Rheinmetall AG	Germany	15,053	732,904

			3,376,705

Machinery 5.0%
Charter International plc	United Kingdom	119,115	1,114,264
Dover Corp.	United States	111,200	3,781,912
Eaton Corp.	United States	39,700	2,061,224
Fanuc, Ltd.	Japan	9,000	739,022
Invensys plc *	United Kingdom	276,704	1,192,528
Kubota Corp. *	Japan	145,000	1,305,575
MAN SE	Germany	16,159	1,117,023
Mori Seiki Co., Ltd.	Japan	36,000	408,222
Palfinger AG	Austria	6,186	104,745
Sumitomo Heavy Industries, Ltd.	Japan	411,000	1,984,962
Toshiba Machine Co., Ltd.	Japan	285,263	1,046,090
Union Tool Co.	Japan	16,600	460,502
Vossloh AG	Germany	3,654	423,830

			15,739,899

Marine 0.2%
Prosafe Production plc *	United Kingdom	367,097	688,743

Professional Services 3.9%
51job, Inc., ADR	Cayman Islands	26,514	297,752
Experian plc	United Kingdom	109,036	899,768
Hays plc	United Kingdom	2,052,315	3,265,446
Intertek Group plc	United Kingdom	15,944	276,724

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services continued
Monster Worldwide, Inc. *	United States	176,427	$2,298,844
Randstad Holding NV	Netherlands	114,073	3,950,892
USG People NV	Netherlands	100,486	1,339,132

			12,328,558

Road & Rail 0.5%
Central Japan Railway Co.	Japan	80	482,748
Werner Enterprises, Inc.	United States	55,800	1,007,748

			1,490,496

Trading Companies & Distributors 0.9%
Ashtead Group plc	United Kingdom	1,179,198	1,226,195
Travis Perkins plc	United Kingdom	119,471	1,625,501

			2,851,696

INFORMATION TECHNOLOGY 14.3%
Communications Equipment 0.1%
CommScope, Inc.	United States	14,900	381,440

Computers & Peripherals 3.1%
Gemalto NV *	Netherlands	37,342	1,394,456
Imation Corp.	United States	320,300	2,908,324
Lexmark International, Inc., Class A *	United States	383,800	5,557,424

			9,860,204

Electronic Equipment, Instruments & Components 1.3%
Johnson Electrical Holdings, Inc.	Bermuda	2,670,500	792,531
Nippon Electric Glass Co., Ltd.	Japan	225,000	2,610,832
TDK Corp.	Japan	12,400	652,597

			4,055,960

Internet Software & Services 2.4%
Gree, Inc. *	Japan	17,300	1,398,626
SINA Corp. *	Cayman Islands	72,792	2,415,239
Yahoo Japan Corp.	Japan	11,177	3,667,591

			7,481,456

IT Services 3.0%
Global Payments, Inc.	United States	108,700	4,598,010
Hewitt Associates, Inc., Class A	United States	77,300	2,313,589
Logica plc	United Kingdom	100,435	172,200
Total System Services, Inc.	United States	154,800	2,272,464

			9,356,263

Office Electronics 0.2%
Neopost	France	5,975	508,841

Semiconductors & Semiconductor Equipment 3.0%
Advantest Corp.	Japan	7,500	163,672
Aixtron AG	Germany	27,414	449,341
Chartered Semi-Conductors Manufacuring, Ltd.	Singapore	2,206,000	3,433,582
Infineon Technologies AG *	Germany	642,064	2,644,736
LSI Corp. *	United States	161,300	835,534
Shinko Electric Industries Co., Ltd.	Japan	31,800	501,743
Xilinx, Inc.	United States	67,900	1,472,751

			9,501,359

Software 1.2%
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	241,482	3,658,452

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 5.8%
Chemicals 1.7%
Lanxess AG	Germany	13,433	$390,963
Lubrizol Corp.	United States	40,800	2,363,544
Rhodia SA	France	198,448	2,163,503
Toray Industries, Inc.	Japan	86,000	430,795

			5,348,805

Construction Materials 0.3%
RHI AG *	Austria	44,038	932,095

Containers & Packaging 0.7%
Rexam plc	United Kingdom	31,899	125,754
Silgan Holdings, Inc.	United States	44,100	2,216,466

			2,342,220

Metals & Mining 1.2%
Agnico-Eagle Mines, Ltd.	Canada	9,420	551,541
Antofagasta plc	United Kingdom	43,999	556,381
Kinross Gold Corp.	Canada	25,662	504,002
Salzgitter AG	Germany	9,175	930,437
Sino Gold Mining, Ltd. *	Australia	95,070	420,617
voestalpine AG	Austria	25,030	694,597

			3,657,575

Paper & Forest Products 1.9%
International Paper Co.	United States	75,200	1,414,512
Weyerhaeuser Co.	United States	127,100	4,453,584

			5,868,096

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.6%
CenturyTel, Inc.	United States	36,600	1,148,874
Telecom Argentina SA, ADR *	Argentina	54,055	738,932

			1,887,806

Wireless Telecommunication Services 0.8%
Freenet AG	Germany	52,748	650,322
Telephone & Data Systems, Inc.	United States	71,000	1,827,540

			2,477,862

UTILITIES 3.2%
Electric Utilities 2.0%
China WindPower Group, Ltd.	Bermuda	6,250,000	758,060
Clipper Windpower plc *	United Kingdom	146,815	204,781
Portland General Electric Co.	United States	24,200	460,526
Sechilienne-Sidec	France	11,677	449,866
Westar Energy, Inc.	United States	217,600	4,280,192

			6,153,425

Multi-Utilities 1.2%
Ameren Corp.	United States	147,600	3,753,468

Total Common Stocks (cost $285,425,836)			304,925,825

PREFERRED STOCKS 0.6%
HEALTH CARE 0.6%
Health Care Equipment & Supplies 0.6%
Fresenius AG, Var. Rate Pfd. (cost $2,057,853)	Germany	31,594	1,791,330

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

RIGHTS 0.1%
HEALTH CARE 0.0%
Heath Care Providers & Services 0.0%
Rhoen-Klinikum AG *	Germany	14,645	$18,557

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	Germany	741,419	270,526

Total Rights (cost $0)			289,083

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø (cost $13,812,798)	United States	13,812,798	13,812,798

Total Investments (cost $301,296,487) 102.5%			320,819,036
Other Assets and Liabilities (2.5%)			(7,772,832)

Net Assets 100.0%			$313,046,204

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United States	46.4%
Japan	12.0%
United Kingdom	11.3%
Germany	5.2%
Bermuda	5.0%
France	4.8%
Netherlands	2.7%
Cayman Islands	2.2%
Greece	1.7%
Austria	1.3%
Singapore	1.1%
Canada	1.1%
Italy	0.8%
Spain	0.6%
Argentina	0.6%
Turkey	0.6%
Switzerland	0.5%
China	0.4%
Hungary	0.3%
Australia	0.3%
South Korea	0.3%
Hong Kong	0.2%
Norway	0.2%
Belgium	0.2%
Brazil	0.1%
Panama	0.1%

100.0%

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $311,667,016. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,980,366 and $22,828,346, respectively, with a net unrealized deppreciation of $9,152,020.

7

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/3/2009	134,630	CHF	$125,982	$123,495	$2,487
8/3/2009	2,455,243	EUR	3,499,456	3,442,516	56,940
8/3/2009	204,851	EUR	291,974	288,533	3,441
8/3/2009	747,987	GBP	1,249,475	1,224,664	24,811
8/3/2009	1,185,978	GBP	1,981,116	1,942,015	39,101
8/3/2009	15,403,629	HUF	82,459	80,163	2,296
8/3/2009	399,806,289	JPY	4,225,166	4,208,155	17,011
8/3/2009	12,088,341	JPY	127,750	127,262	488
8/3/2009	491,424	NOK	80,174	78,372	1,802
8/3/2009	428,175	SGD	297,519	296,890	629
8/4/2009	88,829	AUD	74,292	72,982	1,310
8/4/2009	146,527	CAD	136,019	134,490	1,529
8/4/2009	308,299	EUR	439,418	433,653	5,765
8/4/2009	429,477	EUR	612,134	604,919	7,215
8/4/2009	233,197	EUR	332,375	332,468	(93)
8/4/2009	4,578,045	JPY	48,381	47,938	443
8/5/2009	95,385	EUR	135,952	136,067	(115)
8/6/2009	36,411	EUR	51,897	51,912	(15)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/3/2009	7,582,175	HKD	$978,339	$978,333	$(6)
8/4/2009	154,892	GBP	258,739	255,448	(3,291)
8/5/2009	42,632	GBP	71,215	71,217	2
8/5/2009	57,965,744	JPY	612,584	608,181	(4,403)
10/29/2009	605,600,000	JPY	6,405,140	6,370,177	(34,963)
10/29/2009	141,300,000	JPY	1,494,462	1,493,547	(915)
10/29/2009	295,500,000	JPY	3,125,362	3,087,130	(38,232)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

8

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Significant Other Observable Inputs (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)	Total

Equity securities
Common stocks	$304,925,825	$0	$0	$304,925,825
Preferred stocks	1,791,330	0	0	1,791,330
Rights	289,083	0	0	289,083
Short-term investments	13,812,798	0	0	13,812,798

	$320,819,036	$0	$0	$320,819,036

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Significant Other Observable Inputs (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)	Total

Other financial instruments*	$0	$83,237	$0	$83,237

*	Other financial instruments include forwards.

9

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 15.9%
Auto Components 1.1%
Compagnie Generale des Etablissements Michelin, Class B	France	153,890	$11,111,730

Automobiles 7.5%
Daimler AG	Germany	481,219	22,270,560
Honda Motor Co., Ltd.	Japan	406,900	13,115,403
Hyundai Motor Co., Ltd.	South Korea	166,640	11,953,252
Peugeot SA *	France	273,869	8,306,548
Renault SA *	France	164,781	7,027,079
Toyota Motor Corp.	Japan	347,300	14,644,407

			77,317,249

Hotels, Restaurants & Leisure 0.3%
Compass Group plc	United Kingdom	561,428	3,024,526

Household Durables 0.2%
Makita Corp.	Japan	84,600	2,101,030

Internet & Catalog Retail 0.4%
Rakuten, Inc.	Japan	7,046	4,527,311

Leisure Equipment & Products 0.2%
Nikon Corp.	Japan	132,000	2,653,252

Media 1.5%
Grupo Televisa SA de CV, ADR	Mexico	135,917	2,458,738
Publicis Groupe SA	France	73,219	2,602,713
Toho Co., Ltd.	Japan	211,200	3,758,635
Vivendi SA	France	148,058	3,803,761
WPP plc	United Kingdom	330,288	2,547,612

			15,171,459

Multiline Retail 0.8%
NEXT plc	United Kingdom	35,792	1,019,399
PPR SA	France	62,582	6,974,398

			7,993,797

Specialty Retail 1.2%
Hennes & Mauritz AB, Class B	Sweden	89,279	5,307,745
Inditex SA	Spain	127,027	6,832,884

			12,140,629

Textiles, Apparel & Luxury Goods 2.7%
adidas AG	Germany	272,916	11,533,465
Burberry Group plc	United Kingdom	479,493	3,684,458
LVMH Moet Hennessy Louis Vuitton	France	68,920	6,217,080
Swatch Group AG	Switzerland	35,711	6,526,326

			27,961,329

CONSUMER STAPLES 5.7%
Beverages 1.5%
Anheuser-Busch InBev NV	Belgium	91,940	3,658,038
Carlsberg AS, Class B	Denmark	53,176	3,689,456
Diageo plc	United Kingdom	254,811	3,992,589
Heineken NV	Netherlands	107,665	4,298,270

			15,638,353

Food & Staples Retailing 0.3%
Metro AG	Germany	41,796	2,420,403
Tesco plc	United Kingdom	171,934	1,055,486

			3,475,889

Food Products 2.7%
Cadbury plc	United Kingdom	381,374	3,765,062
Lotte Confectionery Co., Ltd.	South Korea	3,394	2,890,510

1

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Nestle SA	Switzerland	334,610	$13,770,783
Unilever NV	Netherlands	257,627	7,039,140

			27,465,495

Household Products 1.2%
Reckitt Benckiser Group plc	United Kingdom	72,270	3,472,006
Uni-Charm Corp.	Japan	110,600	8,953,194

			12,425,200

ENERGY 7.1%
Energy Equipment & Services 1.5%
AMEC plc	United Kingdom	820,874	9,667,165
Technip SA	France	105,726	6,392,321

			16,059,486

Oil, Gas & Consumable Fuels 5.6%
BG Group plc	United Kingdom	514,515	8,586,122
BP plc	United Kingdom	629,049	5,224,553
Canadian Natural Resources, Ltd.	Canada	158,862	9,550,154
EnCana Corp.	Canada	190,475	10,216,427
Gazprom OAO, ADR *	Russia	183,099	3,780,994
Lukoil Holdings, ADS	Russia	59,227	2,961,350
Royal Dutch Shell plc, Class A	United Kingdom	226,951	5,959,615
Total SA	France	90,494	5,018,652
Tullow Oil plc	United Kingdom	142,227	2,348,509
Woodside Petroleum, Ltd.	Australia	105,183	4,020,219

			57,666,595

FINANCIALS 29.2%
Capital Markets 3.7%
Credit Suisse Group AG	Switzerland	184,991	8,741,913
Deutsche Bank AG	Germany	68,518	4,432,727
ICAP plc	United Kingdom	364,067	2,761,027
Man Group plc	United Kingdom	2,015,226	9,316,331
Nomura Holdings, Inc.	Japan	1,464,400	12,829,460

			38,081,458

Commercial Banks 9.7%
Banco Santander SA	Spain	829,218	12,007,940
Bank Pekao SA *	Poland	84,719	4,240,246
Barclays plc	United Kingdom	2,362,965	11,932,432
BNP Paribas SA	France	111,981	8,163,870
DBS Group Holdings, Ltd.	Singapore	324,000	3,124,845
HSBC Holdings plc-London Exchange	United Kingdom	1,837,948	18,597,741
ICICI Bank, Ltd., ADR	India	112,076	3,513,583
KBC Group NV *	Belgium	130,870	2,790,473
Mitsubishi UFJ Financial Group, Inc.	Japan	1,085,300	6,491,728
Mizuho Financial Group, Inc.	Japan	1,733,100	3,937,823
National Bank of Greece SA *	Greece	77,654	2,266,730
Nordea Bank AB	Sweden	1,003,677	9,736,334
Societe Generale SA	France	72,588	4,660,856
Standard Chartered plc	United Kingdom	375,878	8,922,253

			100,386,854

Consumer Finance 0.1%
Orix Corp.	Japan	15,870	1,004,611

Diversified Financial Services 6.5%
ASX, Ltd.	Australia	100,031	3,143,977
Bolsas y Mercados Espanoles SA	Spain	126,972	4,111,709

2

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Compagnie Nationale a Portefeuille	Belgium	43,651	$2,257,187
Criteria Caixa Corp. SA	Spain	1,216,586	5,852,247
Deutsche Boerse AG	Germany	307,491	24,367,630
Groupe Bruxelles Lambert SA	Belgium	53,698	4,261,509
Hellenic Exchanges Holding SA	Greece	745,036	9,663,284
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	170,416	3,208,198
ING Groep NV	Netherlands	421,640	5,407,467
Pargesa Holdings SA	Switzerland	72,727	5,338,916

			67,612,124

Insurance 7.7%
Allianz SE	Germany	65,016	6,412,574
AMP, Ltd.	Australia	732,608	3,443,467
AXA SA	France	403,304	8,524,713
CNP Assurances	France	36,479	3,333,303
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	60,969	9,219,123
PartnerRe, Ltd.	Bermuda	65,516	4,493,742
RenaissanceRe Holdings, Ltd.	Bermuda	81,395	4,090,099
Sampo Oyj, Class A	Finland	103,536	2,161,897
Scor SE	France	126,402	3,034,807
Sompo Japan Insurance, Inc.	Japan	790,100	5,243,676
Sony Financial Holdings, Inc.	Japan	1,537	4,738,102
Suncorp-Metway, Ltd.	Australia	458,090	2,720,177
T&D Holdings, Inc.	Japan	154,850	4,549,358
Tokio Marine Holdings, Inc.	Japan	218,400	6,347,160
Zurich Financial Services AG	Switzerland	55,743	10,954,035

			79,266,233

Real Estate Management & Development 1.5%
Brookfield Asset Management, Inc., Class A	Canada	164,184	3,454,431
IRSA Inversiones y Representaciones SA, GDR * +	Argentina	592,726	3,437,811
Mitsubishi Estate Co., Ltd.	Japan	500,000	8,332,893

			15,225,135

HEALTH CARE 4.0%
Biotechnology 0.5%
Actelion, Ltd. *	Switzerland	84,496	4,661,057

Health Care Equipment & Supplies 0.3%
Grifols SA	Spain	194,240	3,536,761

Pharmaceuticals 3.2%
Bayer AG	Germany	86,479	5,307,509
Novartis AG	Switzerland	153,842	7,045,363
Roche Holding AG	Switzerland	69,076	10,891,598
Shionogi & Co., Ltd.	Japan	179,300	3,712,008
Teva Pharmaceutical Industries, Ltd., ADR	Israel	119,161	6,356,048

			33,312,526

INDUSTRIALS 14.2%
Aerospace & Defense 0.2%
BAE Systems plc	United Kingdom	464,082	2,379,943

Air Freight & Logistics 0.6%
Deutsche Post AG	Germany	397,491	6,291,467

Building Products 1.3%
Asahi Glass Co., Ltd.	Japan	915,000	7,948,534
Compagnie de Saint-Gobain SA	France	134,174	5,440,724

			13,389,258

3

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.3%
Brunel International NV	Netherlands	10,569	$241,506
Serco Group plc	United Kingdom	454,061	3,060,492

			3,301,998

Electrical Equipment 2.4%
ABB, Ltd.	Switzerland	714,258	13,046,663
Alstom SA	France	138,089	9,480,731
Vestas Wind Systems AS *	Denmark	34,721	2,445,562

			24,972,956

Industrial Conglomerates 1.3%
Cookson Group plc	United Kingdom	400,444	2,082,019
Hutchison Whampoa, Ltd.	Hong Kong	464,000	3,460,520
Siemens AG	Germany	99,340	7,928,997

			13,471,536

Machinery 3.5%
Fanuc, Ltd.	Japan	77,900	6,396,650
Invensys plc	United Kingdom	242,032	1,043,100
Kawasaki Heavy Industries, Ltd.	Japan	1,710,000	4,409,406
Komatsu, Ltd.	Japan	130,000	2,128,085
Kubota Corp.	Japan	885,000	7,968,507
MAN SE	Germany	52,364	3,619,767
Sumitomo Heavy Industries, Ltd.	Japan	2,149,000	10,378,790

			35,944,305

Professional Services 2.7%
Adecco SA	Switzerland	22,015	1,060,939
Experian plc	United Kingdom	822,085	6,783,865
Hays plc	United Kingdom	669,266	1,064,872
Intertek Group plc	United Kingdom	119,902	2,081,017
Randstad Holding NV *	Netherlands	377,653	13,079,926
SGS SA	Switzerland	3,002	3,545,150
USG People NV	Netherlands	6,373	85,097

			27,700,866

Trading Companies & Distributors 1.9%
Mitsubishi Corp.	Japan	367,800	7,346,283
Mitsui & Co., Ltd.	Japan	589,100	7,389,820
Travis Perkins plc	United Kingdom	169,687	2,308,730
Wolseley plc *	United Kingdom	97,169	2,173,411

			19,218,244

INFORMATION TECHNOLOGY 8.0%
Communications Equipment 0.7%
Nokia Corp.	Finland	248,235	3,304,578
Research In Motion, Ltd. *	Canada	45,642	3,468,792

			6,773,370

Computers & Peripherals 0.8%
Toshiba Corp.	Japan	1,899,000	8,428,851

Electronic Equipment, Instruments & Components 1.2%
Nippon Electric Glass Co., Ltd.	Japan	779,000	9,039,282
TDK Corp.	Japan	63,800	3,357,717

			12,396,999

Internet Software & Services 1.8%
SINA Corp. *	Cayman Islands	377,804	12,535,537
Yahoo Japan Corp.	Japan	18,237	5,984,241

			18,519,778

4

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.1%
Canon, Inc.	Japan	220,900	$8,240,708
Neopost	France	38,859	3,309,296

			11,550,004

Semiconductors & Semiconductor Equipment 1.8%
Infineon Technologies AG *	Germany	868,556	3,577,682
MediaTek, Inc.	Taiwan	432,864	6,220,902
Samsung Electronics Co., Ltd.	South Korea	13,401	7,899,629
Tokyo Electron, Ltd.	Japan	20,400	1,069,316

			18,767,529

Software 0.6%
SAP AG	Germany	50,595	2,379,729
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	234,326	3,550,039

			5,929,768

MATERIALS 7.8%
Chemicals 0.6%
BASF SE	Germany	116,085	5,817,429

Containers & Packaging 0.2%
Rexam plc	United Kingdom	531,502	2,095,320

Metals & Mining 7.0%
Agnico-Eagle Mines, Ltd.	Canada	54,294	3,178,914
Anglo American plc	United Kingdom	170,781	5,505,926
Antofagasta plc	United Kingdom	488,444	6,176,525
ArcelorMittal SA	Luxembourg	209,485	7,539,116
Barrick Gold Corp.	Canada	71,483	2,494,757
BHP Billiton plc	United Kingdom	532,127	13,893,377
Goldcorp, Inc., Class A	Canada	76,755	2,916,298
Newcrest Mining, Ltd.	Australia	151,561	3,802,740
POSCO, ADR	South Korea	70,459	7,121,291
Rio Tinto plc	United Kingdom	286,299	11,903,608
Xstrata plc	United Kingdom	562,308	7,591,483

			72,124,035

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 1.7%
France Telecom	France	197,965	4,940,611
Koninklijke KPN NV	Netherlands	271,052	4,073,852
Telefonica SA	Spain	340,816	8,479,025

			17,493,488

Wireless Telecommunication Services 2.3%
China Mobile, Ltd., ADR	Hong Kong	134,283	7,045,829
KDDI Corp.	Japan	1,424	7,554,537
Vodafone Group plc	United Kingdom	4,487,034	9,196,815

			23,797,181

UTILITIES 0.3%
Gas Utilities 0.3%
Tokyo Gas Co., Ltd.	Japan	828,000	3,036,364

Total Common Stocks (cost $865,721,823)			993,220,778

PREFERRED STOCKS 3.8%
CONSUMER DISCRETIONARY 1.6%
Automobiles 1.6%
Volkswagen AG, Var. Rate Pfd.	Germany	207,884	16,293,368

5

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
HEALTH CARE 1.7%
Health Care Equipment & Supplies 1.7%
Fresenius AG, Var. Rate Pfd.	Germany	305,908	$17,344,497

MATERIALS 0.5%
Metals & Mining 0.5%
Usinas Siderurgicas de Minas Gerais SA, Var. Rate Pfd.	Brazil	216,600	5,140,586

Total Preferred Stocks (cost $27,624,065)			38,778,451

RIGHTS 0.0%
MATERIALS 0.0%
Containers & Packaging 0.0%
Rexam plc * (cost $0)	United Kingdom	193,273	277,654

Total Investments (cost $893,345,888) 100.0%			1,032,276,883
Other Assets and Liabilities 0.0%			(124,600)

Net Assets 100.0%			$1,032,152,283

*	Non-income producing security
+	Security is deemed illiquid.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of long-term investments by geographic location as of July 31, 2009:

Japan	20.1%
United Kingdom	18.0%
Germany	14.5%
France	10.5%
Switzerland	8.3%
Spain	3.9%
Canada	3.4%
Netherlands	3.3%
South Korea	2.9%
Australia	1.7%
Cayman Islands	1.6%
Sweden	1.5%
Belgium	1.3%
Hong Kong	1.3%
Greece	1.2%
Bermuda	0.8%
Luxembourg	0.7%
Russia	0.7%
Denmark	0.6%
Israel	0.6%
Taiwan	0.6%
Brazil	0.5%
Finland	0.5%
Poland	0.4%
Argentina	0.3%
India	0.3%
Singapore	0.3%
Mexico	0.2%

100.0%

6

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/3/2009	240,778,835	JPY	$2,544,558	$2,534,314	$10,244
8/3/2009	2,950,333	EUR	4,205,108	4,136,686	68,422
8/3/2009	1,092,373	EUR	1,556,958	1,536,422	20,536
8/3/2009	710,345	EUR	1,012,454	1,000,521	11,933
8/4/2009	634,721	GBP	1,060,270	1,046,973	13,297
8/4/2009	694,526	GBP	1,160,171	1,145,200	14,971
8/4/2009	121,836,670	JPY	1,287,574	1,275,777	11,797
8/4/2009	744,000	CHF	696,206	684,453	11,753
8/4/2009	900,312	EUR	1,283,214	1,268,089	15,125
8/4/2009	1,453,402	EUR	2,071,533	2,044,355	27,178
8/4/2009	349,588	EUR	498,268	498,408	(140)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/3/2009	2,043,068	GBP	$3,412,843	$3,346,545	$(66,298)
8/3/2009	15,639	CHF	14,634	14,345	(289)
8/4/2009	1,766,577	EUR	2,517,901	2,518,962	1,061
8/4/2009	211,111,485	JPY	2,231,033	2,203,439	(27,594)
8/4/2009	1,603,792	CAD	1,488,784	1,472,044	(16,740)
8/4/2009	5,083,892	DKK	973,050	961,093	(11,957)
8/5/2009	691,075	EUR	984,989	985,826	837
8/5/2009	2,762,665	GBP	4,614,895	4,615,032	137
8/5/2009	3,835,927	SEK	531,586	530,924	(662)
8/5/2009	548,978	CHF	513,712	514,027	315
8/5/2009	3,948,411	AUD	3,302,253	3,259,611	(42,642)
10/29/2009	3,729,500,000	JPY	39,445,130	39,229,814	(215,316)
10/29/2009	972,900,000	JPY	10,289,896	10,283,594	(6,302)
10/29/2009	1,178,600,000	JPY	12,465,486	12,312,996	(152,490)

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $925,103,072. The gross unrealized appreciation and depreciation on securities based on tax cost was $125,711,937 and $18,538,126, respectively, with a net unrealized appreciation of $107,173,811.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

7

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$ 993,220,778	$0	$0	$ 993,220,778
Preferred stocks	38,778,451	0	0	38,778,451
Rights	277,654	0	0	277,654

	$1,032,276,883	$0	$0	$1,032,276,883

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(332,824)	$0	$(332,824)

*	Other financial instruments include forwards contracts.

8

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.8%
Household Durables 2.0%
NVR, Inc. *	United States	3,500	$2,104,025

Media 4.2%
Lions Gate Entertainment Corp. *	Canada	220,000	1,289,200
Singapore Press Holdings, Ltd.	Singapore	290,000	723,413
Vivendi SA	France	54,117	1,390,321
Warner Music Group Corp. *	United States	155,000	871,100

			4,274,034

Specialty Retail 2.1%
Home Depot, Inc.	United States	83,000	2,153,020

Textiles, Apparel & Luxury Goods 1.5%
Polo Ralph Lauren Corp.	United States	25,000	1,576,250

CONSUMER STAPLES 12.9%
Beverages 1.6%
Diageo plc	United Kingdom	107,825	1,689,491

Food & Staples Retailing 4.4%
Aeon Co., Ltd.	Japan	120,000	1,166,711
Carrefour SA	France	35,000	1,642,978
Tesco plc	United Kingdom	286,477	1,758,655

			4,568,344

Food Products 5.0%
Bunge, Ltd.	Bermuda	36,000	2,518,920
Unilever NV	Netherlands	95,000	2,584,000

			5,102,920

Household Products 1.9%
Kao Corp.	Japan	86,000	1,949,485

ENERGY 9.5%
Energy Equipment & Services 5.3%
Schlumberger, Ltd.	Netherlands Antilles	30,000	1,605,000
Transocean, Ltd. *	United States	24,000	1,912,560
Weatherford International, Ltd. *	Switzerland	101,000	1,894,760

			5,412,320

Oil, Gas & Consumable Fuels 4.2%
Royal Dutch Shell plc, Class A	United Kingdom	82,400	2,165,680
Total SA *	France	30,000	1,663,752
Total SA, ADR *	France	9,000	500,850

			4,330,282

FINANCIALS 23.4%
Commercial Banks 14.4%
77 Bank, Ltd.	Japan	360,000	2,130,515
Banco Santander SA, ADR	Spain	150,000	2,169,000
Chinatrust Financial Holding Co., Ltd.	Taiwan	2,500,298	1,581,358
DBS Group Holdings, Ltd.	Singapore	220,000	2,121,808
Deutsche Postbank AG *	Germany	34,000	939,158
Mitsubishi UFJ Financial Group, Inc.	Japan	300,000	1,794,452
Standard Chartered plc	United Kingdom	110,000	2,611,081
Unicredito Italian SpA *	Italy	500,000	1,464,495

			14,811,867

Consumer Finance 3.3%
Orix Corp.	Japan	13,000	822,933
Orix Corp., ADR	Japan	20,000	653,200
Visa, Inc., Class A	United States	29,000	1,898,340

			3,374,473

1

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.3%
JPMorgan Chase & Co.	United States	62,000	$2,396,300

Insurance 3.4%
AFLAC, Inc.	United States	42,000	1,590,120
Cathay Financial Holding Co., Ltd. *	Taiwan	1,260,000	1,935,625

			3,525,745

HEALTH CARE 6.1%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	United States	27,000	1,521,990

Pharmaceuticals 4.6%
Eli Lilly & Co.	United States	50,000	1,744,500
Novartis AG	Switzerland	29,000	1,328,087
Shionogi & Co., Ltd.	Japan	81,000	1,676,924

			4,749,511

INDUSTRIALS 10.1%
Aerospace & Defense 6.4%
Boeing Co.	United States	28,000	1,201,480
European Aeronautic Defence & Space Co. NV	Netherlands	128,520	2,450,942
Finmeccanica SpA	Italy	120,000	1,819,822
Northrop Grumman Corp.	United States	25,000	1,114,500

			6,586,744

Airlines 0.6%
AMR Corp. *	United States	119,000	636,650

Building Products 1.7%
TOTO, Ltd.	Japan	250,000	1,714,663

Machinery 1.4%
Komatsu, Ltd.	Japan	90,000	1,473,289

INFORMATION TECHNOLOGY 17.7%
Communications Equipment 0.6%
Alcatel-Lucent *	France	220,000	607,200

Computers & Peripherals 7.5%
Apple, Inc. *	United States	20,000	3,267,800
EMC Corp. *	United States	155,000	2,334,300
Toshiba Corp.	Japan	470,000	2,086,130

			7,688,230

Semiconductors & Semiconductor Equipment 5.6%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,600,788
Samsung Electronics Co., Ltd., GDR 144A *	South Korea	3,000	888,000
Texas Instruments, Inc.	United States	97,000	2,332,850

			5,821,638

Software 4.0%
Adobe Systems, Inc. *	United States	42,520	1,378,498
Oracle Corp.	United States	126,000	2,788,380

			4,166,878

MATERIALS 2.0%
Chemicals 2.0%
Toray Industries, Inc.	Japan	410,000	2,053,791

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG	Germany	170,000	2,178,285

Wireless Telecommunication Services 2.8%
Vodafone Group plc	United Kingdom	1,400,000	2,869,499

2

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 2.9%
Electric Utilities 2.9%
Enersis SA, ADS	Chile	156,000	$2,993,640

Total Common Stocks (cost $127,259,512)			102,330,564

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø (cost $333,855)	United States	333,855	333,855

Total Investments (cost $127,593,367) 99.6%			102,664,419
Other Assets and Liabilities 0.4%			397,948

Net Assets 100.0%			$103,062,367

*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United States	32.1%
Japan	17.1%
United Kingdom	10.8%
France	5.7%
Netherlands	4.9%
Taiwan	3.5%
South Korea	3.4%
Italy	3.2%
Switzerland	3.1%
Germany	3.0%
Chile	2.9%
Singapore	2.8%
Bermuda	2.5%
Spain	2.1%
Netherlands Antilles	1.6%
Canada	1.3%

100.0%

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $127,640,195. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,447,572 and $34,423,348, respectively, with a net unrealized depreciation of $24,975,776.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$102,330,564	$0	$0	$102,330,564
Short-term investments	333,855	0	0	333,855

	$102,664,419	$0	$0	$102,664,419

4

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 91.7%
MATERIALS 91.7%
Metals & Mining 91.7%
Agnico-Eagle Mines, Ltd.	Canada	35,000	$2,044,700
Agnico-Eagle Mines, Ltd.	Canada	920,164	53,875,602
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	10,189,003
Alamos Gold, Inc. *	Canada	597,600	5,375,488
Anatolia Minerals Development, Ltd. * +	Canada	2,644,100	6,627,125
Andean Resources, Ltd. * +	Canada	400,000	627,524
Andean Resources, Ltd. *	Australia	2,000,000	3,245,037
Andean Resources, Ltd. – Canadian Exchange *	Australia	600,000	941,286
Anglo Platinum, Ltd.	South Africa	27,526	1,966,903
AngloGold Ashanti, Ltd., ADR	South Africa	500,591	19,623,167
Aurizon Mines, Ltd. *	Canada	2,595,700	9,638,246
Avoca Resources, Ltd. *	Australia	2,170,000	3,157,889
Barrick Gold Corp.	Canada	1,439,083	50,223,997
BHP Billiton plc	United Kingdom	190,661	4,977,994
Centamin Egypt, Ltd. *	Australia	500,000	802,971
Centerra Gold, Inc. *	Canada	750,000	4,769,088
Compania de Minas Buenaventura SA, ADR	Peru	929,644	24,217,226
Detour Gold Corp. *	Canada	190,000	1,742,585
Detour Gold Corp. – Canadian Exchange *	Canada	75,000	688,559
Eldorado Gold Corp. *	Canada	187,000	1,867,830
Eldorado Gold Corp. – Canadian Exchange *	Canada	3,763,000	37,830,856
Entree Gold, Inc. * +	Canada	750,000	946,855
Etruscan Resources, Inc. * +	Canada	1,800,000	384,312
Exeter Resource Corp. * +	Canada	585,000	1,786,633
Exeter Resource Corp. – Canadian Exchange * +	Canada	200,000	612,671
First Quantum Minerals, Ltd.	Canada	100,500	6,693,780
Franco-Nevada Corp. – Canadian Exchange 144A	Canada	100,000	2,504,525
Franco-Nevada Corp. – Canadian Exchange	Canada	170,000	4,245,068
Freeport-McMoRan Copper & Gold, Inc.	United States	100,000	6,030,000
Fresnillo plc	United Kingdom	1,000,000	10,431,962
Gammon Gold, Inc. *	Canada	220,200	1,533,070
Gammon Gold, Inc. – Canadian Exchange *	Canada	865,700	6,059,297
Gold Fields, Ltd., ADR	South Africa	1,599,196	19,286,304
Goldcorp, Inc.	Canada	871,694	32,854,147
Goldcorp, Inc., Class A	Canada	917,254	34,850,969
Great Basin Gold, Ltd. *	Canada	5,155,200	7,513,264
Harry Winston Diamond Corp.	Canada	587,800	3,432,130
Hochschild Mining plc	United Kingdom	899,251	3,747,874
IAMGOLD Corp.	Canada	3,319,044	35,185,410
Impala Platinum Holdings, Ltd.	South Africa	819,346	19,849,079
International Minerals Corp. *	Canada	200,700	607,363
Jaguar Mining, Inc. *	Canada	650,000	5,418,427
Kinross Gold Corp. – Canadian Exchange	Canada	3,477,467	68,597,051
Lake Shore Gold Corp. *	Canada	800,000	2,406,127
Lihir Gold, Ltd. *	Papua New Guinea	14,974,162	34,690,474
Nautilus Minerals, Inc. *	Canada	254,934	286,350
Newcrest Mining, Ltd.	Australia	2,501,510	62,764,119
Newmont Mining Corp.	United States	741,455	30,659,164
Osisko Mining Corp. *	Canada	1,000,000	6,330,935
Pan American Silver Corp. *	Canada	125,000	2,463,750
Polymetal, GDR 144A * +	Russia	200,276	1,622,236
Randgold Resources, Ltd., ADR	United Kingdom	1,180,000	73,301,600
Red Back Mining, Inc. * 144A	Canada	300,000	2,745,881
Red Back Mining, Inc. *	Canada	2,013,007	18,705,222
Royal Gold, Inc.	United States	360,101	14,792,949

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Rubicon Minerals Corp. *	Canada	500,000	$1,424,925
San Gold Corp. *	Canada	1,250,000	3,411,464
Semafo, Inc. *	Canada	1,860,400	3,937,537
Silvercorp Metals, Inc.	Canada	461,448	1,692,012
Sino Gold Mining, Ltd. *	Australia	3,279,171	14,508,004
Troy Resources NL +	Canada	575,000	693,896
Vale SA, ADR	Brazil	153,872	3,035,895
Ventana Gold Corp. *	Canada	200,000	972,848
Yamana Gold, Inc.	Canada	940,537	8,925,696
Yamana Gold, Inc. – Canadian Exchange	Canada	2,622,040	24,997,309

Total Common Stocks (cost $503,606,284)			831,371,660

PRIVATE PLACEMENT 1.9%
Evergreen Special Investments (Cayman) SPC * ø ° (cost $11,882,323)	Cayman Islands	10,069	17,656,892

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Agnico-Eagle Mines, Ltd., Expiring 12/2/2013 * ☐	Canada	17,500	391,115
Etruscan Resources, Inc., Expiring 11/2/2010 *	Canada	217,500	4,038
Franco-Nevada Corp., Expiring 3/13/2012 *	Canada	42,500	195,289
Great Basin Gold, Ltd., Expiring 10/15/2010 *	Canada	995,250	360,313
Kinross Gold Corp., Expiring 9/3/2013 *	Canada	232,238	991,687
Osisko Mining Corp., Expiring 11/17/2009 * +	Canada	500,000	765,839
Silver Wheaton Corp., Expiring 9/5/2013 *	Canada	12,950	34,318
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	46,414

Total Warrants (cost $1,099,865)			2,789,013

	Country	Principal Amount	Value

OTHER 1.8%
Gold Bullion Securities, Ltd. * ¤ (cost $10,327,228)	United Kingdom	$17,774,800	16,384,810

	Country	Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% ø q (cost $39,852,550)	United States	39,852,550	39,852,550

Total Investments (cost $566,768,250) 100.1%			908,054,925
Other Assets and Liabilities (0.1%)			(969,372)

Net Assets 100.0%			$907,085,553

*	Non-income producing security
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
°	Affiliated company. Company is considered illiquid. Company invests 100% of its assets in gold bullion.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

Canada	55.4%
United Kingdom	12.6%
Australia	9.8%
South Africa	7.0%
United States	5.9%
Papua New Guinea	4.0%
Peru	2.8%
Cayman Islands	2.0%
Brazil	0.3%
Russia	0.2%

100.0%

During the period ended July 31, 2009, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended July 31, 2009 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	10,069	0	0	$5,774,569	$17,656,892

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $569,531,725. The gross unrealized appreciation and depreciation on securities based on tax cost was $378,714,537 and $40,191,337, respectively, with a net unrealized appreciation of $338,523,200.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$808,502,405	$22,869,255	$0	$831,371,660
Warrants	1,386,318	1,011,580	391,115	2,789,013
Other	16,384,810	17,656,892	0	34,041,702
Short-term investments	39,852,550	0	0	39,852,550

	$866,126,083	$41,537,727	$391,115	$908,054,925

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants

Balance as of November 1, 2008	$0
Realized gains or losses	0
Change in unrealized gains or losses	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	$391,115

Balance as of July 31, 2009	$391,115

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$0

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009